Wilson Sonsini Goodrich & Rosati, P.C.

650 Page Mill Road

Palo Alto, CA 94304

May 2, 2014

Via EDGAR and Overnight Delivery

Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Attention:	John Reynolds
Tiffany Posil
Pamela Howell
Joanna Lam
Tia Kenkins

Re:	CareDx, Inc. Draft Registration Statement on Form S-1 Initially Submitted March 31, 2014 CIK No. 0001217234

Ladies and Gentlemen:

On behalf of CareDx, Inc., a Delaware corporation (“CareDx” or the “Company”), we hereby confidentially submit this letter and CareDx’s Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”) pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the ‘‘JOBS Act’’) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission (the ‘‘Commission’’). CareDx is an “emerging growth company” within the meaning of the JOBS Act.

We are submitting this letter in response to the comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated April

U.S. Securities and Exchange Commission May 2, 2014 Page 2

24, 2014 (the “Comment Letter”), relating to the above referenced Registration Statement. We are concurrently submitting via EDGAR this letter and a revised draft of the Registration Statement. For the Staff’s reference, we are providing to the Staff by overnight delivery copies of this letter as well as both a clean copy of the Registration Statement and a copy marked to show all changes from the version confidentially submitted on March 31, 2014.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except for page references appearing in the headings and Staff comments below (which are references to the draft Registration Statement confidentially submited on March 31, 2014), all page references herein correspond to the page of the revised draft of the Registration Statement submitted herewith.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

The Company is supplementally providing the Staff with copies of all written communications, as defined in Rule 405 under the Securities Act, that the Company, or anyone authorized to do so on the Company’s behalf, has presented to potential investors in reliance on Section 5(d) of the Securities Act. The Company supplementally advises the Staff that no research reports about the Company have been published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in the Company’s proposed offering.

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2.	We will process your amendments without price ranges. As the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

The Company acknowledges and understands the Staff’s comment.

3.	We note that a number of exhibits will be filed by amendment. Please note we will need adequate time to review your exhibits prior to the effectiveness of the registration statement.

The Company has filed additional exhibits with the revised Registration Statement and the Company acknowledges the Staff’s comment.

4.	Prior to effectiveness, please have a representative of the exchange where your common stock will be listed call the staff to confirm that your securities have been approved for listing or file the certification on EDGAR.

The Company acknowledges the comment and will comply with the Staff’s request.

5.	Prior to the effectiveness of the registration statement, please arrange to have FINRA call us or provide us with a letter indicating that FINRA has cleared the underwriting arrangements for the offering.

The Company acknowledges the comment and will comply with the Staff’s request.

6.	Please provide us with any gatefold information such as pictures, graphics or artwork that will be used in the prospectus. For guidance, see Securities Act Forms, Compliance and Disclosure Interpretation, Question 101.02.

The Company supplementally advises the Staff that the revised Registration Statement contains all artwork to be included in the prospectus. The Company has also supplementally provided the Staff with a paper copy of all gatefold information such as pictures, graphics or artwork that will be used in the prospectus.

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7.	Please advise whether disclosure in accordance with Item 304 of Regulation S-K is required, i.e., for the termination of the PwC engagement or re-appointment of Ernst & Young as your auditor within the past 24 months, and if so, provide the necessary information.

The Company supplementally advises the Staff that PwC was terminated as the Company’s independent auditor and Ernst & Young was re-appointed as the Company’s independent auditor effective January 20, 2009. Accordingly, the Company respectfully submits that no further disclosure is required pursuant to Item 304 of Regulation S-K.

8.	Please provide the basis for the factual assertions made throughout the prospectus, citing to the source(s) of such information. Provide us supplementally with copies of any reports or other sources that provide the basis for the statements made, clearly marking the section(s) of such report or other sources upon which you are relying. For example and without limitation, we note:

•	Your statements on page 1 that “clinicians tend to administer relatively high levels of immunosuppression therapy to control rejection risk” and that “[d]ue in part to this long-term high level of immunosuppression therapy, illness and mortality rates among transplant recipients remain well above those of the general population.”

•	Your statement on page 4 that “[a]ccording to the ISHLT’s 30th Adult Heart Transplantation Report 2012, there is a clear need for better methods to enable physicians to individualize treatment and minimize the intensity of immunosuppression while still avoiding rejection . . . .”

•	Your statement on page 4 that “immunosuppressive therapy increases susceptibility of an individual to kidney failure, new onset diabetes, imbalances of blood lipid levels, hypertension and osteoporosis.”

•	Your statement on page 6 that “there is meaningful variation in the level of rejection activity and need for immunosuppression among transplant recipients.”

•	Your statement on page 6 that “many individuals receive more immunosuppressants than they may actually need.”

In addition, we note the references to your studies that were published, such as the disclosure on page 79. When referring to these studies, please provide a specific citation to the published study.

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The Company is supplementally providing the Staff with support for the factual assertions made throughout the prospectus, including copies of the reports and other sources that provide the basis for the statements made, marked to show the section(s) of such report or other sources upon which the Company is relying. In response to the Staff’s comment, the Company has also revised the Registration Statement to provide specific citations to the published studies referenced therein.

Prospectus Summary, page 1

9.	Please revise to clarify industry jargon, including but not limited to “solid organ,” “510(k) clearance,” “allograft function,” and “CE mark.”

The Company has revised the disclosure in the Registration Statement in response to the Staff’s comment.

10.	We note your disclosure on pages 6-7 regarding intended benefits of AlloMap and the solutions in your development pipeline. Please separately describe the intended benefits of AlloMap, which has been developed, and other solutions, which are being developed.

The Company has revised the Registration Statement in response to the Staff’s comment.

11.	We note your disclosure on pages 3 and 86 that you “intend to build on [your] success in securing coverage and reimbursement for AlloMap and [your] future solutions . . . .” Please revise to specify which tests, other than AlloMap, have received coverage and reimbursement.

In response to the Staff’s comment, the Company has revised the Registration Statement to clarify that the Company has only received coverage and reimbursement for one test, AlloMap.

12.	Please revise to clarify here and in the Business section that the company has fully developed and marketed only one test, AlloMap. In that regard, we note your disclosure on pages 1 and 78 that the company “markets and delivers diagnostic surveillance solutions” and that AlloMap is your “first” commercialized testing solution. We also note your disclosure on page 6 that you “provide diagnostic surveillance testing solutions.”

In response to the Staff’s comment, the Company has revised the Registration Statement to clarify that the Company currently has only developed and marketed one test, AlloMap.

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13.	We note your statement on pages 2 and 78 that since the launch of AlloMap, the company has performed more than 55,000 commercial AlloMap tests. Please revise to clarify the approximate launch date.

In response to the Staff’s comment, the Company has revised the Registration Statement to include the month and year in which the Company launched AlloMap.

Risk Factors, page 14

14.	Please remove the statement that “the risks and uncertainties described below are not the only ones we face” and the reference to “additional risks and uncertainties that we are unaware of.”

In response to the Staff’s comment, the Company has removed the referenced statements.

“We rely on sole suppliers for some of our laboratory instruments and testing supplies . . . , page 25

15.	Please clarify the status of the process you are engaged in that allows for dual sourcing of a replacement for the master mix material currently supplied by Thermo Fisher Scientific Inc. In doing so, please clarify whether you have validated the replacement for the master mix material and how the use of the replacement product will impact your test.

The Company has added the requested disclosure to page 25 of the Registration Statement in response to the Staff’s comment.

Market and Industry Data, page 52

16.	We note the statements that “this information involves a number of assumptions and limitations, and you are cautioned not to give undue weight to such estimates. While we believe the market position, market opportunity and market size information included in this prospectus is generally reliable, such information is inherently imprecise. . . . These and other factors could cause results to differ materially from those expressed in the estimates made by the independent parties and by us.” Please remove such statements, as they imply that you are not responsible for the accuracy of the information you elect to include in your prospectus. In addition, please add a sentence confirming that the company is responsible for all of the disclosure in the prospectus.

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In response to the Staff’s comment, the Company has removed the referenced statements on page 52 of the Registration Statement regarding the accuracy of the information included in the Registration Statement, and has further added a sentence stating that the Company is responsible for all disclosures made in the Registration Statement.

Use of Proceeds, page 53

17.	We note your disclosure that you intend to use a certain amount of the net proceeds for “research and development, including the development of our product pipeline.” Please revise to clarify the reference to your product pipeline and to state whether any material amounts of other funds will be necessary to develop your product pipeline. Refer to Instruction 3 to Item 504 of Regulation S-K.

The Company has revised its disclosure on page 53 in response to the Staff’s comment.

18.	We note your disclosure on pages 45 and 53 that you “will have broad discretion in the use of the net proceeds from this offering.” We also note similar disclosure on page 75. You may reserve the right to change the use of proceeds, provided that such reservation is due to certain contingencies that are discussed specifically and the alternatives to such use in that event are specified. See Instruction 7 to Item 504 of Regulation S-K. Please revise your disclosure to specifically discuss the contingencies that would cause you to apply the net proceeds of this offering differently than you currently anticipate and specify the alternative uses of the net proceeds in that event.

The Company has revised its disclosure on pages 53 and 80 in response to the Staff’s comment.

Business, page 78

19.	Please describe the general development of the business of the company and its predecessor, XDx, Inc. during the past five years, as required by Item 101 of Regulation S-K.

The Company has revised pages 85 and 101 of the Registration Statement in response to the Staff’s comment.

20.	We note the disclosure on page 91 that you expect to develop for research use only the cfDNA for heart transplants. Please clarify whether you would then need to seek 510(k) clearance from the FDA before this test could be sold in connection with the AlloMap test. Similarly, clarify whether the cfDNA for kidney transplants would require 510(k) clearance from the FDA.

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The Company has revised the disclosure on page 98 of the Registration Statement to provide the clarifications requested by the Staff.

21.	Please revise the disclosure on page 92 to reflect the percent of revenues attributable to Medicare.

In response to the Staff’s comment, the Company has revised the Registration Statement to specify the percent of revenues attributable to Medicare.

22.	Please disclose the material terms of the distribution agreements with LifeLabs Medical Laboratories Services and Diaxonhit SA as discussed on page 95. Please provide a range of royalty percentages (such as low single digits, mid single digits or a range of no more than 10%).

The Company has revised the Registration Statement on page 102 to add a description of the material terms of its agreements with Diaxonhit SA and LifeLabs in response to the Staff’s comment. The Company supplementally advises the Staff that it does not consider its agreement with LifeLabs to be a material agreement based on the fact that it recognized minimal revenue from this agreement in 2013 and revenues from this agreement for 2014 and 2015 are not expected to exceed 5% of the Company’s total revenues in each year.

23.	Please disclose the material terms of the agreement with Roche on page 97. Please provide a range of royalty percentages (such as low single digits, mid single digits or a range of no more than 10%). In addition, please clarify the nature of the dispute regarding the royalties.

The Company has revised its disclosure of the agreement with Roche on page 104 to include further information on the material terms of the agreement, the range of royalty percentage and the nature of the dispute regarding the royalties.

Management, page 105

24.	Please update the disclosure as of a more recent practicable date. Also, for each employment disclosed in this section, please disclose the beginning and ending dates of employment. Lastly, please provide Mr. Goldberg’s business experience from May 2011 to the present.

In response to the Staff’s comment, the Company has revised the Registration Statement to provide beginning and ending dates of employment for each officer and director, and included the requested information on Mr. Goldberg’s business experience.

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Executive Compensation, page 113

25.	Please disclose the material terms of the change in control agreement to be entered into with Mr. Maag.

In response to the Staff’s comment, the Company has revised the Registration Statement to provide the material terms of Mr. Maag’s change of control and severance agreement.

26.	Please disclose whether the compensation arrangements or agreements with your named executive officers will change as a result of your initial public offering. To the extent you have or will enter into new agreements or arrangements, please disclose the material terms and file as exhibits.

The Company supplementally advises the Staff that, other than entry into change of control and severance agreements with its executive officers, the compensation arrangements with its named executive officers will not change as a result of the offering. In response to the Staff’s comment, the Company has revised the Registration Statement to provide the material terms of the change of control and severance agreements, and filed the form of such agreement as an exhibit to the revised Registration Statement.

Principal Stockholders, page 127

27.	Please explain how you calculated the amount held by officers and directors as a group.

As required by Rule 229.403(b) of Regulation S-K, the Company provided the total amount of equity securities of the Company beneficially owned by directors and executive officers of the Company as a group. This amount represents the total sum of equity securities beneficially owned by all directors and executive officers, including those executive officers who are not Named Executive Officer. The equity securities beneficially owned include by Kenneth Ludlum and Mitchell Nelles are not included in the Named Executive Officer disclosures, but are included in the beneficial ownership total for all directors and executive officers as a group. Mr. Ludlum beneficially owns an option to purchase 520,253 shares of common stock that is immediately exercisable as of March 31, 2014. Mr. Nelles beneficially owns an option to purchase 180,000 shares of common stock and an option to purchase 100,000 shares of common stock, both of which are immediately exercisable as of March 31, 2014.

Effective as of April 8, 2014, George Bickerstaff joined the Company’s board of directors. In the revised Registration Statement, the total number of directors and executive officers as a group has been correspondingly updated to eleven persons. As of March 31, 2014, Mr. Bickerstaff did not beneficially own any equity securities of the Company, so the total sum of equity securities beneficially owned by all directors and executive officers as a group did not change as a result of his appointment.

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Description of Capital Stock, page 130

Anti-Takeover Effects of Delaware Law and Our Certificate of Incorporation and Bylaws, page 131

28.	Please revise to discuss the super-majority voting provisions in the certificate of incorporation and bylaws to be in effect upon completion of the offering. For example, we note that Section 5.3 of the Amended and Restated Certificate of Incorporation filed as Exhibit 3.2 provides that a director may be removed by the stockholders “only by the affirmative vote of the holders of at least 66 2/3% in voting power.” In addition, please reconcile your disclosure on pages 109 and 132 that directors may be removed by the affirmative vote of holders of a majority of shares entitled to vote at an election of directors with Section 5.3 of the Amended and Restated Certificate of Incorporation filed as Exhibit 3.2.

In response to the Staff’s comment, the Company has revised the Registration Statement to describe the super-majority voting provisions in the certificate of incorporation to be in effect upon completion of the offering.

Financial Statements, page F-1

29.	Please update your financial statements, as applicable, pursuant to Rule 8-08 of Regulation S-X. Please also provide a current consent of the independent accountant as necessary.

The Company has included its unaudited condensed financial statements as of March 31, 2014 and for the three month periods ended March 31, 2013 and 2014 in the draft Registration Statement. A current, signed consent from the Company’s independent registered public accountant will be provided in a future amendment to the Registration Statement.

Notes to Financial Statements, page F-7

30.	Please disclose subsequent events and the date through which you have evaluated subsequent events for the financial statements presented, and whether that date is either the date the financial statements were issued or available to be issued. Refer to ASC 855-10-50-1.

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The Company supplementally advises the Staff that the disclosure regarding subsequent events on page F-41 of the Registration Statement has been updated through May 2, 2014, the date on which the Company’s interim condensed financial statements were issued.

9. Collaboration and Licensing Agreements, page F-18

Laboratory Corporation of America Holdings (“LabCorp”)

31.	We note you entered into a Collaboration and License Agreement with LabCorp in April 2012, and received an upfront license fee payment of $1,000,000. You recognized revenue associated with this upfront payment in the amount of $437,000 and $328,000 for the years ended December 31, 2012 and 2013 respectively. The remaining $626,000 of the upfront license fee is included in deferred revenue at December 31, 2013. Given the fact that you recognized $765,000 of the total amount to date, please tell us why the remaining amount to be recognized is $626,000 rather than $235,000.

The Company supplementally advises the Staff that as disclosed in Note 2 – Summary of Significant Accounting Policies – Collaboration and License Revenue on page F-7, the Company also includes in collaboration and license revenue in its Statements of Operations all reimbursement of its research and development expenses that it receives under its collaborations. As described in Note 9 – Collaboration and Licensing Agreements on page F-18, the cost sharing provision under the LabCorp Agreement provides a 50% reimbursement to the Company for its costs incurred (subject to certain limitations). During 2012, the Company recognized $437,000 in revenue under this arrangement, which consisted of amortization of the upfront license fee of $187,000 and reimbursement of research and development expenses of 250,000. During 2013, the Company recognized $328,000 in revenue under this arrangement, which consisted of amortization of the upfront license fee of $187,000 and reimbursement of research and development expenses of $141,000. Therefore, at December 31, 2013 there is $626,000 of deferred revenue included in the balance sheet related to the unamortized portion of the upfront license fee. The Company has revised the disclosure on page F-18 to be consistent with this explanation.

Recent Sales of Unregistered Securities, page II-1

32.	Please disclose the facts supporting your reliance upon Section 4(2). In particular, please discuss the sophistication of the investors.

The Company has revised the disclosure on page II-2 of the Registration Statement in response to the Staff’s comment.

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Exhibits

33.	We note that you are missing exhibits, schedules and/or attachments to Exhibits 10.16, 10.18, and 10.19. Please file these exhibits in their entirety. In addition, Exhibit 10.18 does not include all of the amendments to this agreement.

In response to the Staff’s comment, the Company has filed the exhibits, schedules and addendums to the exhibits to the Registration Statement.

34.	Please file the distribution agreement with LifeLabs Medical Laboratories Services as an exhibit or advise why it is not a material agreement.

The Company supplementally advises the Staff that its agreement with LifeLabs Medical Laboratories Services has not been filed as an exhibit to the Registration Statement because the Company does not believe it is material to the Company’s business. As indicated in the Registration Statement, LifeLabs began making our test available for heart transplant recipients in the Province of Ontario, Canada in the fourth quarter of 2013. The Company recognized only minimal revenue from this arrangement in fiscal 2013 and the Company does not expect revenues from this arrangement to exceed 5% of total revenues in fiscal 2014 or 2015.

35.	Please file the LabCorp agreement as an exhibit and disclose the material terms in the business section or provide your analysis as to why this is not a material agreement.

The Company supplementally advises the Staff that it does not believe its agreement with LabCorp is material to its business. The agreement is disclosed in the footnotes to the financial statements because the terms of the agreement are relevant to the understanding of the Company’s historical financial results. However, the agreement relates to the development by LabCorp of a lupus flare predictor test. Such a test is no longer in the Company’s development pipeline. In late 2013, activities associated with the development of lupus biomarkers concluded and activities moved into confirmation of results, requiring fewer Company resources and expenditures. The Company does not expect this agreement to result in material expenditures or revenues in future periods.

* * * *

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 493-9300 or akharal@wgsr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Asaf H. Kharal

cc:	Peter Maag, CareDx, Inc.
Michael J. Danaher, Wilson Sonsini Goodrich & Rosati, P.C.
Glenn R. Pollner, Gibson, Dunn & Crutcher LLP